AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 17, 2010

FILE NO. 033-08865
FILE NO. 811-04847

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 43    ☒

AND

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 42    ☒

ECLIPSE FUNDS
(exact name of registrant as specified in charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010
(address of principal executive office)

REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000

Marguerite E. H. Morrison, Esq. Eclipse Funds 51 Madison Avenue New York, New York 10010	Copy to:	Sander M. Bieber, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on February 26, 2010 pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on ________, pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY STATEMENT

This Post-Effective Amendment No. 43 to the Registration Statement of Eclipse Funds (“Registrant”), is being filed to delay the effectiveness of Post-Effective Amendment No. 42, which was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, on December 22, 2009 (Accession No. 0001144204-09-065734) ("PEA 42"). Parts A and B of PEA 42 are incorporated by reference herein in their entirety.  A Part C (Other Information) is included in this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 43 is intended to become effective on February 26, 2010.

PART C. OTHER INFORMATION

ITEM 28. EXHIBITS

a.	Charter Documents

1.	Agreement and Declaration of Trust of Eclipse Funds – Previously filed with the Trust’s Initial Registration Statement No. 33-08865 on September 19, 1986.*
2.	Amendment to Agreement and Declaration of Trust of Eclipse Funds - Previously filed with the Pre-Effective Amendment No. 1 to the Trust’s Registration Statement No. 33-08865 on January 9, 1987.*
3.
Second Amendment to Agreement and Declaration of Trust of Eclipse Funds. - Previously filed with Post-Effective Amendment No. 17 to the Trust’s Registration Statement No. 33-08865 on February 27, 1998.*

4.	Certificate of Designation for Eclipse Funds - Previously filed with Post-Effective Amendment No. 12 to the Trust’s Registration Statement No. 33-08865 on October 13, 1994.*
5.
Certificate of Redesignation of Series relating to Mid Cap Value Fund (formerly Growth and Income Fund) and Small Cap Value Fund (formerly Equity Fund) for Eclipse Funds - Previously filed with Post-Effective Amendment No. 19 to the Trust’s Registration Statement No. 33-08865 on April 30, 1999.*

6.	Third Amendment to the Declaration of Trust of Eclipse Funds - Previously filed with Post-Effective Amendment No. 23 to the Trust’s Registration Statement No. 33-08865 on February 25, 2002.*
7.	Fourth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 25 to the Trust’s Registration Statement No. 33-08865 on November 7, 2002.*
8.	Fifth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 30 to the Trust’s Registration Statement No. 33-08865 on December 31, 2003.*
9.	Redesignation of Series of Shares of Beneficial Interest - Previously filed with Post-Effective Amendment No. 30 to the Trust’s Registration Statement No. 33-08865 on December 31, 2003.*
10.	Certificate of Termination - Previously filed with Post-Effective Amendment No. 30 to the Trust’s Registration Statement No. 33-08865 on December 31, 2003.*
11.	Sixth Amendment to the Declaration of Trust - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*
12.
Establishment and Designation of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

b.	By-Laws
1.	By-Laws of Eclipse Funds - Previously filed with the Trust’s Registration Statement No. 33-08865 on September 19, 1986.*
2.	By-Laws of Eclipse Funds Inc. - Previously filed with Post-Effective Amendment No. 49 to the Company’s Registration Statement No. 33-36962 on October 26, 2005.*

3.	Amended and Restated By-Laws as of September 27, 2006 – Previously filed with Post-Effective Amendment No. 52 to the Company’s Registration Statement No. 33-36962 on February 16, 2007.*

c.	Specimen Certificates for Common Stock - Previously filed with Pre-Effective Amendment No. 2 to the Company’s Registration Statement No. 33-36962 on December 26, 1990.*

d.	Investment Advisory Contracts

1.
Amended and Restated Management Agreement dated August 1, 2008 between Eclipse Funds and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 27, 2009.*

(a)
Amendment dated September 29, 2008 to Amended and Restated Management Agreement dated August 1, 2008 between Eclipse Funds and New York Life Investment Management – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 27, 2009.*

(b)
Expense Limitation Agreement between Eclipse Funds and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

(c)
Form of Expense Limitation Agreement, dated April 1, 2008, between Eclipse Funds and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

(d)
Expense Limitation Agreement dated September 29, 2008 between Eclipse Funds and New York Life Investment Management LLC – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 27, 2009.*

2.
Subadvisory Agreement dated January 1, 2009, between New York Life Investment Management LLC and Madison Square Investors LLC – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 27, 2009.*

(a)
Amendment dated January 31, 2009 to Subadvisory Agreement between New York Life Investment Management and Madison Square Investors – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 27, 2009.*

(b)
Interim Subadvisory Agreement dated June 29, 2009 between New York Life Investment Management LLC and Epoch Investment Partners, Inc. – Previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on December 17, 2009.*

(c)
Amendment dated October 30, 2009 to the Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners, Inc. – Previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on December 17, 2009.*

e.	Underwriting Contracts

1.
Distribution Agreement between Eclipse Funds and NYLIFE Distributors, Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust’s Registration Statement No. 33-08865 on December 29, 2000.*

2.	Form of Soliciting Dealer Agreement - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

f.	Bonus or Profit Sharing Contracts – Inapplicable.

g.	Custodian Agreements

1.
Master Custodian Agreement between Eclipse Funds and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

(a)
Amendment to Custodian Agreement with Investors Bank & Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

(b)
Amendment to Custodian Agreement with State Street Bank and Trust Company dated December 7, 2007 - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

(c)
Amendment dated September 29, 2008 to Custodian Agreement with State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 27, 2009.*

(d)
Amendment dated February 13, 2009 to Custodian Agreement with State Street Bank and Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 27, 2009.*

(e)
Amendment dated April 30, 2008 to the Custodian Agreement with State Street Bank and Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 27, 2009.*

2.
Extension Agreement (with regard to Custodian Agreement) dated January 31, 2008, between New York Life Investment Management LLC and State Street Bank and Trust – Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

3.
Master Delegation Agreement with Investors Bank and Trust Company dated June 30, 2005 – Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

(a)
Amendment to Delegation Agreement with Investors Bank and Trust Company dated September 27, 2006 - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

(b)
Amendment to Delegation Agreement with State Street Bank and Trust Company dated June 18, 2007 - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*

(c)
Amendment to Delegation Agreement with State Street Bank and Trust Company, dated December 7, 2007 - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

(d)
Amendment to Master Delegation Agreement dated September 29, 2008, between Eclipse Funds and State Street Bank & Trust Company – Previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on December 17, 2009.*

(e)
Amendment dated February 13, 2009 to Master Delegation Agreement with State Street Bank and Trust Company dated June 30, 2005 – Previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on December 17, 2009.*

h.	Other Material Contracts

1.
Amended and Restated Master Transfer Agency and Service Agreement, dated October 1, 2008, between Eclipse Funds and NYLIM Service Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 27, 2009.*

2.
Copy of Administration Contract between Eclipse Funds and NYLIFE Securities Inc. - Previously filed with Post-Effective Amendment No. 9 to the Trust’s Registration Statement No. 33-08865 on April 30, 1991.*

3.
(a)
Sub-Transfer Agency and Service Agreement between Mainstay Shareholder Services, Inc. and Boston Financial Data Services,  Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust’s Registration Statement No. 33-08865 on December 29, 2000.*

(b)
Amended Fee Schedule to Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC (formerly Mainstay Shareholder Services, Inc.) and Boston Financial Data Services, Inc. - Previously filed with Post-Effective Amendment No. 21 to the Trust’s Registration Statement No. 33-08865 on December 29, 2000.*

(c)
Amended and Restated Sub-Transfer Agency Agreement dated October 1, 2008 between NYLIM Service Company LLC and Boston Data Financial Services – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 27, 2009.*

4.	Shareholder Services Plan for Eclipse Funds (Class R1 shares) - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*
5.	Shareholder Services Plan for Eclipse Funds (Class R2 shares) - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*
6.	Shareholder Services Plan for Eclipse Funds (Class R3 shares) - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*
7.
Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank & Trust Company - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

(a)
Amendment to the Master Fund Sub-Accounting and Sub-Administration Agreement between New York Life Investment Management LLC and Investors Bank and Trust Company - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*

(b)
Amendment to the Fund Sub-Accounting and Sub-Administration Agreement, dated December 7, 2007, between New York Life Investment Management and State Street Bank and Trust Company  - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

(c)
Amendment dated September 29, 2008 to the Master Sub-Accounting and Sub-Administration Agreement with State Street Bank & Trust Company – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 27, 2009.*

(d)
Amendment dated February 13, 2009 to the Master Sub-Accounting and Sub-Administration Agreement with State Street Bank & Trust Company, dated February 13, 2009 – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 27, 2009.*

(e)
Extension Agreement (related to Fund Sub-Accounting and Sub-Administration Agreement) dated January 11, 2008, between New York Life Investment Management and State Street Bank and Trust Company - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

8.	Form of Indemnification Agreement - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

i.	Legal Opinions

1.
Opinion of Counsel related to the offering of L Class shares of beneficial interest of the Mid Cap Value Fund, Small Cap Value Fund, Ultra Short Duration Fund, and Balanced Fund (Massachusetts). - Filed with Post-Effective Amendment No. 26 to the Trust’s Registration Statement No. 33-08865 on December 30, 2002.*

2.
Opinion of Counsel related to the offering of Class A, Class B, Class C, Class R1, and Class R2 shares of beneficial interest of the Eclipse Funds (Massachusetts).- Previously filed with Post-Effective Amendment No. 30 to the Trust’s Registration Statement No. 33-08865 on December 31, 2003.*

3.
Opinion of Counsel related to the offering of Class R3 shares of beneficial interest of Eclipse Funds (Massachusetts) – Previously filed with Post-Effective Amendment No 36 to the Trust’s Registration Statement No. 33-08865 on April 7, 2006.*

4.	Opinion and Consent of Counsel - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*
5.	Opinion and Consent of Counsel, Post-Effective Amendment No. 39 Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

j.	Other Opinions

1.	Consent of Independent Registered Public Accounting Firm - To be filed by amendment.

k.	Not Applicable.

l.	Initial Capital Agreements

1.
Investment representation letter of initial purchaser of shares of beneficial interest of Eclipse Funds. - Previously filed with Pre-Effective Amendment No. 1 to the Trust’s Registration Statement No. 33-08865 on January 9, 1987.*

m.	Rule 12b-1 Plans
1.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Class A shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

2.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

3.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Class C shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

4.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Class R2 shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

5.
Plan of Distribution pursuant to Rule 12b-1 for Class R3 shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 36 to the Trust’s Registration Statement No. 33-36962 on April 7, 2006.*

6.
Form of Plan of Distribution Pursuant to Rule 12b-1 for Investor Class shares of Eclipse Funds - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

n.	Rule 18f-3 Plans
1.	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 - Previously filed with Post-Effective Amendment No. 37 to the Trust’s Registration Statement No. 33-08865 on February 16, 2007.*
2.	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 - Previously filed with Post-Effective Amendment No. 39 to the Trust’s Registration Statement on February 22, 2008.*

o.	Reserved

p.	Codes of Ethics

1.	Eclipse Funds Code of Ethics dated December 2008 – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 27, 2009.*

2.	New York Life Investment Management Holdings LLC Code of Ethics dated 1/2009 – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 27, 2009.*
3.	Epoch Investment Partners, Inc. Code of Ethics dated September 2009 – Previously filed with Post-Effective Amendment No. 41 to the Trust’s Registration Statement on December 17, 2009.*

Other Exhibits:
1.	Powers of Attorney - Previously filed with Post-Effective Amendment No. 55 to the Company’s Registration Statement No. 33-36962 on June 18, 2007*
2.	Power of Attorney by John Y. Kim – Previously filed with Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 27, 2009.*

----------
*Incorporated herein by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30. INDEMNIFICATION

New York Life Insurance Company maintains Directors & Officers Liability insurance coverage. The policy covers the Directors, Officers, and Trustees of New York Life, its subsidiaries and certain affiliates, including Eclipse Funds. Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

Article IV of Registrant's Declaration of Trust states as follows:

SECTION 4.3. MANDATORY INDEMNIFICATION.

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words "claim," "action," "suit," or "proceeding" shall apply  to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation,           attorneys' fees, costs, judgments, amounts paid in settlement, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:
(i)
against any liability to the Trust or a Series thereof or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

A.	by the court or other body approving the settlement or other disposition; or
B.
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and      officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit, or proceedings of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust or a Series thereof to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by surety bond or some other  appropriate security provided by the recipient, or the Trust or a Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on  the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Non-interested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

In addition, each Trustee has entered into a written agreement with the Trust pursuant to which the Trust is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and Bylaws of the Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISOR

New York Life Investment Management LLC ("New York Life Investments”) acts as the investment adviser for each series of the following open-end registered management investment companies: The MainStay Funds, Eclipse Funds Inc., Eclipse Funds, ICAP Funds, Inc., MainStay Funds Trust and MainStay VP Series Fund, Inc.

Certain information on each executive officer of New York Life Investments is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of New York Life Investments is 51 Madison Avenue, New York, NY 10010.

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
Gary E. Wendlandt	Chairman; Chairman of the Board; Chairman of the Compensation Committee; Member of the Audit Committee
Vice Chairman of the Board and Chief Investment Officer of New York Life Insurance Company; Chairman, Chairman of the Board and Chairman of the Compensation Committee of New York Life Investment Management Holdings LLC; Chairman of the Board, Chairman and President and Member of the Executive Committee of NYLIFE LLC; Principal Director and Member of the Audit Committee of Fianzas Monterrey, S.A.; Second Vice Chairman of Maxima S.A. AFJP; Vice Chairman in charge of Investment and Finance of New York Life Insurance and Annuity Corporation; Manager, Executive Vice President and Member of the Audit and Compensation Committees, and Chairman of Investment Committee of New York Life International LLC; Manager of NYL Executive Benefits LLC; Principal Director and Member of the Audit Committee of Seguros Monterrey New York Life, S.A. de C.V.; Manager and Member of the Audit Committee and Compensation Committee of Institutional Capital LLC, Madison Capital Funding LLC, MacKay Shields LLC, Madison Square Investors LLC  and McMorgan &Company LLC; Manager and Member  of the Compensation Committee of NYLCAP Manager LLC; Director of Jacob Ballas Capital India Pvt., Ltd.; and Director of NYLINK Insurance Agency Incorporated; Vice Chairman in charge of Investment &Finance, NYLIFE Insurance Company of Arizona; Second Vice Chairman and Second Vice President of HSBC New York Life Seguros de Vida (Argentina) S.A. and HSBC New York Life Seguros de Retiro (Argentina) S.A.; Member of the Valuation Sub-Committee of Eclipse Funds, Eclipse Funds Inc., ICAP Funds, Inc., MainStay VP Series Fund, Inc. and the MainStay Funds

John Y. Kim	Manager; President and Chief Executive Officer
Executive Vice President and Member of the Executive Management Committee, New York Life Insurance Company; Manager, Chief Executive Officer and President, New York Life Investment Management Holdings, LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the Compensation Committee, Madison Capital Funding LLC and McMorgan & Company LLC; Manager, Member of the Audit Committee and Chairman of the Compensation Committee, MacKay Shields LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the  Compensation Committee, NYLCAP Manager LLC, Madison Square Investors LLC and Institutional Capital LLC; Chairman of the Board and Chief Executive Officer, NYLIFE Distributors LLC; Executive Vice President, NYLIFE Insurance Company of Arizona and New York Life Insurance and Annuity Corporation; Trustee of Eclipse Funds and the MainStay Funds; Director of Eclipse Funds Inc., ICAP Funds, Inc. and MainStay VP Series Fund, Inc.

Frank J. Ollari	Executive Vice President
Executive Vice President of New York Life Investment Management Holdings LLC; Manager and Member of the Audit Committee of NYLCAP Manager LLC; Director of NYLIM Real Estate Inc.; Senior Vice President of NYLIFE Insurance Company of Arizona; Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Manager of Madison Capital Funding LLC

Barry A. Schub	Executive Vice President	Senior Vice President of New York Life Insurance Company; Executive Vice President of New York Life Investment Management Holdings LLC; Manager of NYLIFE Distributors LLC
David G. Bedard	Senior Managing Director; Chief Financial Officer	Senior Managing Director and Chief Financial Officer of New York Life Investment Management Holdings LLC; Senior Managing Director and Chief Financial Officer of NYLIFE Distributors LLC
Stephen P. Fisher	Senior Managing Director; Chief Marketing Officer
Manager, President and Chief Operating Officer of NYLIFE Distributors LLC; Chairman of the Board of NYLIM Service Company; President of The Mainstay Funds, Eclipse Funds, Eclipse Funds Inc., Mainstay VP Series Fund, Inc., ICAP Funds, Inc. and MainStay Funds Trust

Alison H. Micucci	Senior Managing Director	Senior Managing Director of New York Life Investment Management LLC; Senior Vice President of New York Life Insurance Company.
Susan L. Paternoster	Senior Managing Director; Head of Information Technology	None
George S. Shively	Senior Managing Director; General Counsel; Secretary
Senior Managing Director, General Counsel and Secretary of New York Life Investment Management Holdings LLC; Senior Vice President and Associate General Counsel of New York Life Insurance Company; Assistant Secretary of Institutional Capital LLC, Secretary of MacKay Shields LLC and Assistant Secretary of Madison Capital Funding LLC; Assistant Secretary of Madison Square Investors LLC and McMorgan & Company LLC

Jefferson C. Boyce	Senior Managing Director
Director and Member of the Executive, and Management and Investment Committees of New York Life Trust Company; Senior Managing Director - New York Life Relationship Management of NYLIFE Distributors LLC; Senior Vice President of New York Life Insurance Company; Senior Vice President – Investments of New York Life Foundation

Thomas A. Clough	Senior Managing Director
Chairman of the Board and Member of the Examining and Audit Committee and Chairman of the Management and Investment Committee of New York Life Trust Company; Senior Managing Director - Retirement Services of NYLIFE Distributors LLC; Senior Vice President of New York Life Insurance Company

Allan Dowiak	Senior Managing Director	None
Tony H. Elavia	Senior Managing Director	Executive Vice President of New York Life Trust Company; Senior Vice President of New York Life Insurance and Annuity Corporation; Manager and Chief Executive Officer of Madison Square Investors LLC
Anthony R. Malloy	Senior Managing Director	Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Senior Vice President of NYLIFE Insurance Company of Arizona
Donald A. Salama	Senior Managing Director	Senior Managing Director - Retirement Services of NYLIFE Distributors LLC
John E. Schumacher	Senior Managing Director
Manager and Chief Executive Officer of NYLCAP Manager LLC; Principal of New York Life Capital Partners II, L.L.C.; Director of NYLCAP Holdings (Mauritius); Chief Executive Officer of New York Life Capital Partners III Genpar GP, LLC; Principal of New York Life Capital Partners L.L.C.; Chief Executive Officer of NYLIM Mezzanine GenPar GP, LLC; Chief Executive Officer of NYLCAP Mezzanine Partners III GenPar GP, LLC;  Sole Director and Chief Executive Officer of NYLCAP III RBG Corp. and NYLCAP III-A RBG Corp.; Manager of NYLIM-JB Asset Management Co. (Mauritius) LLC and Director of NYLIM- Jacob Ballas Asset Management Co. III (Mauritius) LLC

Richard C. Schwartz	Senior Managing Director	Investment Officer of New York Life Trust Company; Senior Vice President of New York Life Insurance Company
Mark W. Talgo	Senior Managing Director
President and Member of the Investment Committee of NYLIM Fund II GP, LLC; Director and President of NYLIM Real Estate Inc.; Executive Vice President of McMorgan & Company LLC; Senior Vice President of NYLIFE Insurance Company of Arizona; Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Director of NYL Management Limited

Julia A. Warren	Senior Managing Director	Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Co.
Robert DiMella	Senior Managing Director	Senior Managing Director, MacKay Shields LLC
Gary Goodenough	Senior Managing Director	Senior Managing Director, MacKay Shields LLC
John Loffredo	Senior Managing Director	Senior Managing Director, MacKay Shields LLC
Michael P. Maquet	Senior Managing Director	President, Madison Square Investors LLC
James Ramsay	Senior Managing Director	Senior Managing Director, MacKay Shields LLC
John C. Siciliano	Manager, Senior Managing Director and Head of Investment Boutiques
Manager and Senior Managing Director of New York Life Investment Management Holdings LLC; Manager and member of the Audit Committee of NYLIFE Distributors LLC; Manager and Member of the Compensation Committee of Institutional Capital LLC, MacKay Shields LLC, Madison Square Investors LLC, McMorgan & Company LLC and NYLCAP Manager LLC

Sara L. Badler	Senior Managing Director	Senior Managing Director and Chief Compliance Officer of New York Life Investment Management Holdings LLC

Madison Square Investors LLC

Madison Square Investors LLC ("Madison Square Investors") acts as the subadvisor for certain series of the following open-end registered management investment companies:  Eclipse Funds, Eclipse Funds Inc., The MainStay Funds and MainStay VP Series Fund, Inc.

Certain information on each executive officer of Madison Square Investors is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee.  The address of Madison Square Investors 1180 Avenue of the Americas, New York, NY 10036.

Name	Position(s) with Madison Square Investors	Other Business

John Y. Kim	Chairman
Manager; President and Chief Executive Officer, New York Life Investment Management LLC; Executive Vice President and Member of the Executive Management Committee, New York Life Insurance Company; Manager, Chief Executive Officer and President, New York Life Investment Management Holdings, LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the Compensation Committee, Madison Capital Funding LLC and McMorgan & Company LLC; Manager, Member of the Audit Committee and Chairman of the Compensation Committee, MacKay Shields LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the  Compensation Committee, NYLCAP Manager LLC, Madison Square Investors LLC and Institutional Capital; Chairman of the Board and Chief Executive Officer, NYLIFE Distributors LLC; Executive Vice President, NYLIFE Insurance Company of Arizona and New York Life Insurance and Annuity Corporatio

John H. Siciliano	Manager
Manager, Senior Managing Director and Head of Investment Boutiques, New York Life Investment Management LLC; Manager of New York Life Investment Management Holdings LLC; Manager and member of the Audit Committee of NYLIFE Distributors Manager and Member of the Compensation Committee of Institutional Capital LLC, MacKay Shields LLC, Madison Square Investors LLC, McMorgan & Company LLC and NYLCAP Manager LLC

Michael E.Sproule	Manager	None

Gary E. Wendlandt	Manager
Chairman; Chairman of the Board; Chairman of the Compensation Committee; Member of the Audit Committee, New York Life Investment Management LLC; Vice Chairman of the Board and Chief Investment Officer of New York Life Insurance Company; Chairman, Chairman of the Board and Chairman of the Compensation Committee of New York Life Investment Management Holdings LLC; Chairman of the Board, Chairman and President and Member of the Executive Committee of NYLIFE LLC; Principal Director and Member of the Audit Committee of Fianzas Monterrey, S.A.; Second Vice Chairman of HSBC New York Life Seguros de Retiro (Argentina) S.A.; Second Vice Chairman of Maxima S.A. AFJP; Vice Chairman in charge of Investment and Finance of New York Life Insurance and Annuity Corporation; Manager, Executive Vice President and Member of the Audit and Compensation Committees, and Chairman of Investment Committee of New York Life International LLC; Manager of NYL Executive Benefits LLC; Principal Director and Member of the Audit Committee of Seguros Monterrey New York Life, S.A. de C.V.; Manager and Member of the Audit Committee and Compensation Committee of Institutional Capital LLC, Madison Capital Funding LLC, MacKay Shields LLC, Madison Square Investors LLC  and McMorgan &Company LLC; Manager and Member  of the Compensation Committee of NYLCAP Manager LLC; Director of Jacob Ballas Capital India Pvt., Ltd.; and Director of NYLINK Insurance Agency Incorporated; Vice Chairman in charge of Investment &Finance, NYLIFE Insurance Company of Arizona; Second Vice Chairman and Second Vice President of HSBC New York Life Seguros de Vida (Argentina) S.A. and HSBC New York Life Seguros de Retivo (Argentina) S.A.

Tony H.Elavia	Chief Executive Officer
Senior Managing Director, New York Life Investment Management LLC; Executive Vice President of New York Life Trust Company; Senior Vice President of New York Life Insurance and Annuity Corporation; Manager and Chief Executive Officer of Madison Square Investors LLC

Michael P. Maquet	President and chief Operating Officer	Senior Managing Director, New York Life Investment Management LLC

Susan L. Evans	Managing Director	None

Harvey J. Fram	Managing Director	None

Harish P. Kumar	Managing Director	None

Francis Ok	Managing Director	None

Luke A. Smith	Managing Director	None

Tara McAleer	Director and Chief Compliance Officer	None

Jennifer Oberschewen	Director and Chief Financial Officer	None

Epoch Investment Partners, Inc. (“Epoch”) acts as the subadvisor for certain series of the following open-end registered management investment companies: MainStay Funds Trust, Eclipse Funds, Eclipse Funds Inc., MainStay VP Series Fund, Inc. and The MainStay Funds.

Certain information on each executive officer of Epoch is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. The address of Epoch is 640 Fifth Avenue, 18th Floor, New York, New York 10019.

NAME	POSITION(S) WITH EPOCH / PRINCIPAL OCCUPATION
Adam Borak	Chief Financial Officer
J. Philip Clark	Executive Vice President
David N. Pearl	Executive Vice President
Timothy T. Taussig	President and Chief Operating Officer
William W. Priest	Managing Director, Chief Executive Officer and Chief Investment Officer

ITEM 32. PRINCIPAL UNDERWRITERS

a.   NYLIFE Distributors LLC acts as the principal underwriter for:

     Eclipse Funds Inc. (File No. 33-36962)
     Eclipse Funds (File No. 33-08865)
     ICAP Funds, Inc. (File No. 33-86006)
     MainStay VP Series Fund, Inc. (File No. 2-86082)
     The MainStay Funds (File No. 33-02610)
     MainStay Funds Trust (File No. 333-160918)
     NYLIAC Variable Universal Life Separate Account I
     NYLIAC Multi-Funded Annuity Separate Account I
     NYLIAC Multi-Funded Annuity Separate Account II
     NYLIAC Variable Annuity Separate Account I
     NYLIAC Variable Annuity Separate Account II
     NYLIAC Variable Annuity Separate Account III
     NYLIAC Variable Life Insurance Separate Account
     NYLIAC Corporate Sponsored Variable Universal Life Separate Account I
     NYLIAC Institutionally Owned Life Insurance Separate Account

b.

NAME	POSITION(S) WITH NYLIFE DISTRIBUTORS LLC	OTHER BUSINESS

John Y. Kim	Chairman of the Board and Chief Executive Officer	None

Christopher O. Blunt	Manager and Executive Vice President, Retirement Income Security	None

John A. Cullen	Manager and Chairman of the Audit Committee	None

Stephen P. Fisher	Manager, President and Chief Operating Officer	President

Barry A. Schub	Manager	None

Scott L. Berlin	Executive Vice President, Life Distribution	None

Robert J. Hebron	Executive Vice President, Executive Benefits	None

John R. Meyer	Executive Vice President, Retirement Income Security	None

John Santaguida	Executive Vice President, McMorgan Distribution	None

Jefferson C. Boyce	Senior Managing Director, New York Life Relationship Management	None

Thomas A. Clough	Senior Managing Director, Retirement Services	None

Barbara McInerney	Senior Managing Director, Compliance	None

Donald A. Salama	Senior Managing Director, Retirement Services	None

David L. Bangs	Managing Director, NYLCAP Institutional Sales	None

Michael D. Coffey	Senior Managing Director, Retirement Income Security	None

Philip L. Gazzo	Managing Director, Retirement Income Security	None

Mark A. Gomez	Managing Director and Chief Compliance Officer	None

David G. Bedard	Senior Managing Director and Chief Financial Officer	None

Joseph J. Henehan	Managing Director, Retirement Services	None

Marguerite E. H. Morrison	Managing Director and Secretary	Chief Legal Officer and Secretary

Christopher V. Parisi	Managing Director, Retirement Income Security	None

Amanda Parness	Managing Director, Institutional Sales	None

Steven Sexeny	Managing Director, Madison Square Investors Institutional Products Distribution	None

Stephen Fiacco	Managing Director, Retirement Income Security	None

John C. Siciliano	Manager and Member of Audit Committee	None

Rebekah M. Mueller	Managing Director, Retirement Services	None

Penny Nelson	Manager and Managing Director, Operations	None

Mark S. Niziak	Managing Director, Retirement Services	None

c.   Inapplicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, the Manager and NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany, NJ 07054.  Records relating to the Registrant's transfer agent are maintained by NYLIM Service Company LLC, 169 Lackawanna Avenue, Parsippany, NJ 07054. Records relating to the Registrant's custodian are maintained by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111-2900. Records relating to the duties of the transfer agent of Eclipse Funds Inc. are maintained by Boston Financial Data Services, 2 Heritage Drive, North Quincy, MA 02171.

ITEM 34. MANAGEMENT SERVICES.

Inapplicable.

ITEM 35. UNDERTAKINGS.

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 43 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 17th day of February, 2010.

ECLIPSE  FUNDS

By: /s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 43 to the Registration Statement has been signed below by the following persons in the capacities indicated on February 17, 2010.

SIGNATURE	TITLE

/s/ Stephen P. Fisher	President and Principal Executive Officer
Stephen P. Fisher

/s/ Susan B. Kerley*	Trustee and Chairman of the Board
Susan B. Kerley

/s/ John Y. Kim*	Trustee
John Y. Kim

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Peter Meenan*	Trustee
Peter Meenan

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Roman L. Weil*	Trustee
Roman L. Weil

/s/ John A. Weisser*	Trustee
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

*By: /s/ Marguerite E. H. Morrison
Marguerite E. H. Morrison
As Attorney-in-Fact*

*    PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED.